OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Employees and related accruals	$ 2,812	$ 3,299
Accrued expenses	6,396	4,779
Other accounts payable and accrued expenses	$ 9,208	$ 8,078